Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Plant & Machinery
Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	5 years
Electronic equipment	3 years
Vehicles	5 years
Leasehold improvement	Over the shorter of the terms or the estimated useful lives

Summary of Useful lives of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated Economic Lives
Customer relationships	4-8 years
Purchased software	3 years
Technology	5 years